SUPPLEMENTARY CASH FLOW INFORMATION	6 Months Ended
Feb. 28, 2022
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

10. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	February 28, 2022	February 28, 2021

Amounts receivable, prepaid expenses and other assets	$(119)	$(124)
Payment of bank advisory fees	-	(2,890)
Accounts payable and other liabilities	(344)	76
	$(463)	$(2,938)

During the period, the Company issued 11,793,509 common shares in connection with the repayment of the principal amount of $19.99 million owed on the Convertible Notes.  Other than interest owed, no cash was exchanged between the Company and noteholders.